SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Jun. 30, 2024
Software
Intangible assets
Useful life (in years)	3 years
Trademarks and patents
Intangible assets
Useful life (in years)	5 years
Certification ISO Standards
Intangible assets
Useful life (in years)	3 years
Product development | Minimum
Intangible assets
Useful life (in years)	5 years
Product development | Maximum
Intangible assets
Useful life (in years)	15 years
Trademarks
Intangible assets
Useful life (in years)	20 years
Customer loyalty | Minimum
Intangible assets
Useful life (in years)	14 years
Customer loyalty | Maximum
Intangible assets
Useful life (in years)	26 years